Financial Information for Subsidiary Guarantor and Subsidiary Non- Guarantor - Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 179,111	$ 93,836	$ 97,793	$ 59,068
Trust cash	14,518	16,446
Accounts receivable, net	444,411	413,813
Deferred income taxes receivable	13,148	10,068
Prepaid assets	42,129	37,042
Other current assets	67,775	50,581
Total current assets	761,092	621,786
Property and equipment, net	364,896	350,855
GOODWILL	1,816,851	1,762,635	1,629,396
INTANGIBLES, net	285,672	333,147
OTHER ASSETS	219,642	159,095
TOTAL ASSETS	3,448,153	3,227,518	3,005,250
CURRENT LIABILITIES:
Accounts payable	120,247	79,439
Accrued expenses	312,296	323,436
Current maturities of long-term debt	25,125	15,425
Total current liabilities	457,668	418,300
LONG-TERM OBLIGATIONS, less current maturities	3,992,531	3,500,940
DEFERRED INCOME TAXES	132,398	121,521
OTHER LONG-TERM LIABILITIES	115,242	83,170
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,249,686)	(896,413)	(2,543,500)	(2,425,465)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,448,153	3,227,518
Parent / Issuer
CURRENT ASSETS:
Cash and cash equivalents	106,010	10,503		2,349
Deferred income taxes receivable	99,976	73,709
Prepaid assets	9,857	3,222
Other current assets	11,403	5,089
Total current assets	227,246	92,523
Property and equipment, net	70,210	73,105
INVESTMENT IN SUBSIDIARIES	1,477,884	1,460,108
OTHER ASSETS	126,873	98,673
TOTAL ASSETS	1,902,213	1,724,409
CURRENT LIABILITIES:
Accounts payable	14,627	5,001
Intercompany payables	550,799	572,554
Accrued expenses	48,524	70,680
Current maturities of long-term debt	8,677	2,354
Total current liabilities	622,627	650,589
LONG-TERM OBLIGATIONS, less current maturities	2,426,293	1,890,134
DEFERRED INCOME TAXES	40,457	22,766
OTHER LONG-TERM LIABILITIES	62,522	57,333
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,249,686)	(896,413)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,902,213	1,724,409
Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	1,821
Trust cash	14,518	16,446
Accounts receivable, net	67,959	50,480
Intercompany receivables	828,896	837,464
Deferred income taxes receivable	11,621	13,034
Prepaid assets	25,890	25,232
Other current assets	44,439	42,089
Total current assets	995,144	984,745
Property and equipment, net	249,523	243,170
INVESTMENT IN SUBSIDIARIES	373,665	351,329
GOODWILL	1,637,725	1,586,988
INTANGIBLES, net	249,112	283,807
OTHER ASSETS	88,491	58,378
TOTAL ASSETS	3,593,660	3,508,417
CURRENT LIABILITIES:
Accounts payable	84,579	68,317
Accrued expenses	319,480	260,490
Current maturities of long-term debt	16,448	13,071
Total current liabilities	420,507	341,878
LONG-TERM OBLIGATIONS, less current maturities	1,566,238	1,610,806
DEFERRED INCOME TAXES	81,440	84,918
OTHER LONG-TERM LIABILITIES	49,207	16,299
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	1,476,268	1,454,516
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	3,593,660	3,508,417
Non-Guarantor Subsidiaries
CURRENT ASSETS:
Cash and cash equivalents	71,280	89,572	102,385	66,982
Accounts receivable, net	376,452	363,333
Deferred income taxes receivable	10,088	462
Prepaid assets	6,382	8,588
Other current assets	11,933	3,403
Total current assets	476,135	465,358
Property and equipment, net	45,163	34,580
GOODWILL	179,126	175,647
INTANGIBLES, net	36,560	49,340
OTHER ASSETS	4,278	2,044
TOTAL ASSETS	741,262	726,969
CURRENT LIABILITIES:
Accounts payable	21,041	12,360
Intercompany payables	278,097	264,910
Accrued expenses	52,829	69,403
Total current liabilities	351,967	346,673
DEFERRED INCOME TAXES	10,501	13,837
OTHER LONG-TERM LIABILITIES	3,513	9,538
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	375,281	356,921
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	741,262	726,969
Eliminations and Consolidating Entries
CURRENT ASSETS:
Cash and cash equivalents		(6,239)	(4,592)	(10,263)
Intercompany receivables	(828,896)	(837,464)
Deferred income taxes receivable	(108,537)	(77,137)
Total current assets	(937,433)	(920,840)
INVESTMENT IN SUBSIDIARIES	(1,851,549)	(1,811,437)
TOTAL ASSETS	(2,788,982)	(2,732,277)
CURRENT LIABILITIES:
Accounts payable		(6,239)
Intercompany payables	(828,896)	(837,464)
Accrued expenses	(108,537)	(77,137)
Total current liabilities	(937,433)	(920,840)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,851,549)	(1,811,437)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ (2,788,982)	$ (2,732,277)